Equity and Non-current Liabilities	12 Months Ended
Dec. 31, 2017
Equity and Non-current Liabilities [Abstract]
Equity and Non-current Liabilities
5. Equity and non-current liabilities
Common Stock
The Company is authorized to issue up to 500,000,000 shares of common stock, consisting of (i) 400,000,000 Class A Shares and (ii) 100,000,000 shares of Class B common stock, par value $0.0001 per share (the "Class B Shares").  At December 31, 2017, there were issued and outstanding 15,173,100 Class A Shares and 3,793,275 Class B Shares, compared to 15,173,100 Class A shares and 4,312,500 Class B Shares as of December 31, 2016 (see also Note 11).
The Class B Shares will automatically convert into Class A Shares on the first business day following the consummation of the Initial Business Combination on a one-for-one basis, subject to adjustment pursuant to the Company's Amended and Restated Articles of Incorporation.
At December 31, 2017, 14,744,762 shares were subject to redemption in connection with the Initial Business Combination (at an anticipated redemption value of $10.00 per share).  A total amount of $147,447,619 has been accounted for as a current liability (see also Note 3).
Our articles of incorporation do not provide a specified maximum redemption threshold, except that in no event will we redeem our public shares in an amount that would cause our net tangible assets to be less than $5,000,001 (such that we are not subject to the SEC's "penny stock" rules) or any greater net tangible asset or cash requirement which may be contained in the agreement relating to our Initial Business Combination.  As a result, Common stock subject to possible redemption decreased by $382,605 compared to December 31, 2016.
Preferred Stock
The Company is authorized to issue up to 50,000,000 shares of preferred stock, par value $0.0001 per share (the "Preferred Shares"), with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At December 31, 2017 and December 31, 2016, there were no Preferred Shares issued and outstanding.
Transaction Costs
The following transaction costs were recorded as a deduction from retained earnings:
in USD	2017	2016

Fees	-	6,193
Offering expenses	-	3,555,329
Total fees and expenses	-	3,561,521

Offering expenses comprise all expenses related to the initial public offering of 15,000,000 shares in the Company and the sale of 173,100 shares following the partial exercise of the Over-allotment Option, and include amongst others $3,034,620 of upfront underwriting fees (see also Note 14).  For the accounting year 2017, there were no transaction costs related to the issuance of shares.